Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
	Dec. 31, 2023 economic_scenario $ / bbl	Dec. 31, 2022	Dec. 31, 2019
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	75
Consensus central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
Consensus central scenario | Up to 1 year
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	2.20%
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%